JPMorgan Active China ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.0%
Automobile Components — 4.2%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	12,000	176,084
Fuyao Glass Industry Group Co. Ltd., Class A	41,500	366,460
Minth Group Ltd.	26,000	92,100
		634,644
Automobiles — 4.2%
BYD Co. Ltd., Class H	30,400	363,427
Loncin Motor Co. Ltd., Class A	78,800	171,663
XPeng, Inc., Class A *	15,700	101,835
		636,925
Banks — 9.4%
Bank of China Ltd., Class H	413,000	289,722
China Construction Bank Corp., Class H	427,000	501,053
China Merchants Bank Co. Ltd., Class A	109,100	639,957
		1,430,732
Beverages — 2.9%
Kweichow Moutai Co. Ltd., Class A	2,200	440,036
Broadline Retail — 7.6%
Alibaba Group Holding Ltd.	76,200	1,160,785
Capital Markets — 4.4%
China International Capital Corp. Ltd., Class H (a)	114,000	314,407
CITIC Securities Co. Ltd., Class A	84,500	355,430
		669,837
Communications Equipment — 2.3%
Suzhou TFC Optical Communication Co. Ltd., Class A	2,940	74,097
Zhongji Innolight Co. Ltd., Class A	2,100	279,444
		353,541
Consumer Finance — 0.9%
Qfin Holdings, Inc., ADR	10,341	143,533
Electrical Equipment — 6.0%
Contemporary Amperex Technology Co. Ltd., Class A	10,700	626,829
Hongfa Technology Co. Ltd., Class A	53,260	280,045
		906,874
Electronic Equipment, Instruments & Components — 2.7%
Luxshare Precision Industry Co. Ltd., Class A	27,200	231,625
Luxshare Precision Industry Co. Ltd., Class H *	7,800	55,399
Victory Giant Technology Huizhou Co. Ltd., Class H *	1,600	37,257
WUS Printed Circuit Kunshan Co. Ltd., Class A	5,600	85,946
		410,227
Entertainment — 3.4%
NetEase, Inc.	19,500	518,821
Food Products — 1.1%
Foshan Haitian Flavouring & Food Co. Ltd., Class H	40,800	170,874

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 4.9%
H World Group Ltd.	53,000	225,161
Haidilao International Holding Ltd. (a)	91,000	137,682
Meituan * (a)	33,100	390,795
		753,638
Insurance — 5.4%
China Life Insurance Co. Ltd., Class H	48,000	178,701
Ping An Insurance Group Co. of China Ltd., Class A	80,200	650,991
		829,692
Interactive Media & Services — 11.5%
Tencent Holdings Ltd.	28,700	1,753,656
Life Sciences Tools & Services — 3.1%
Hangzhou Tigermed Consulting Co. Ltd., Class H (a)	35,500	170,746
WuXi AppTec Co. Ltd., Class H (a)	15,000	307,609
		478,355
Machinery — 5.0%
Sany Heavy Industry Co. Ltd., Class A	70,000	213,023
Shenzhen Inovance Technology Co. Ltd., Class A	13,100	124,287
Weichai Power Co. Ltd., Class H	47,000	196,516
XCMG Construction Machinery Co. Ltd., Class A	172,100	228,311
		762,137
Metals & Mining — 4.3%
China Hongqiao Group Ltd.	54,000	169,920
Chuangxin Industries Holdings Ltd.	87,500	186,255
Zijin Mining Group Co. Ltd., Class H	70,000	297,219
		653,394
Oil, Gas & Consumable Fuels — 2.5%
China Shenhua Energy Co. Ltd., Class H	33,000	182,816
PetroChina Co. Ltd., Class H	160,000	203,593
		386,409
Pharmaceuticals — 2.6%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	49,000	392,207
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro-Fabrication Equipment, Inc., Class A	3,297	167,628
Montage Technology Co. Ltd., Class A	4,600	139,331
NAURA Technology Group Co. Ltd., Class A	1,950	197,963
SG Micro Corp., Class A	10,500	148,539
		653,461
Specialty Retail — 1.3%
Pop Mart International Group Ltd. (a)	9,600	199,215

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 4.0%
Huaqin Co. Ltd., Class A	23,800	286,111
Xiaomi Corp., Class B * (a)	87,600	321,447
		607,558
Total Common Stocks (Cost $12,755,704)		14,946,551
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c) (Cost $174,033)	174,019	174,036
Total Investments — 99.1% (Cost $12,929,737)		15,120,587
Other Assets in Excess of Liabilities — 0.9%		139,630
NET ASSETS — 100.0%		15,260,217

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$634,644	$—	$634,644
Automobiles	171,663	465,262	—	636,925
Banks	—	1,430,732	—	1,430,732
Beverages	440,036	—	—	440,036
Broadline Retail	—	1,160,785	—	1,160,785
Capital Markets	—	669,837	—	669,837
Communications Equipment	—	353,541	—	353,541
Consumer Finance	143,533	—	—	143,533

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electrical Equipment	$—	$906,874	$—	$906,874
Electronic Equipment, Instruments & Components	55,399	354,828	—	410,227
Entertainment	—	518,821	—	518,821
Food Products	—	170,874	—	170,874
Hotels, Restaurants & Leisure	—	753,638	—	753,638
Insurance	—	829,692	—	829,692
Interactive Media & Services	—	1,753,656	—	1,753,656
Life Sciences Tools & Services	170,746	307,609	—	478,355
Machinery	—	762,137	—	762,137
Metals & Mining	—	653,394	—	653,394
Oil, Gas & Consumable Fuels	—	386,409	—	386,409
Pharmaceuticals	—	392,207	—	392,207
Semiconductors & Semiconductor Equipment	—	653,461	—	653,461
Specialty Retail	—	199,215	—	199,215
Technology Hardware, Storage & Peripherals	—	607,558	—	607,558
Total Common Stocks	981,377	13,965,174	—	14,946,551
Short-Term Investments
Investment Companies	174,036	—	—	174,036
Total Investments in Securities	$1,155,413	$13,965,174	$—	$15,120,587
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$39,336	$3,020,375	$2,885,655	$(24)	$4	$174,036	174,019	$1,967	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.